Property and Equipment (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Depreciation of property and equipment	$ 3,183,000	$ 3,346,000	$ 4,696,000
Property and equipment, net	18,238,000	19,383,000
Accumulated Amortization Of Leased Asset	211,000	173,000
Depreciation	44,000	56,000	47,000
Capital Lease Asset [Member]
Property and equipment, net	$ 507,000	$ 509,000